Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future lease payments under operating leases
December 31, 2021
2022	$373,949
2023	$58,783
2024	$48,095
Total future lease payments	$480,827
Less imputed interest	$(17,008)
Total lease liabilities	$463,819
Less: current portion	$356,274
Operating lease liability, non-current	$107,545